PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	December 31, 2022	September 30, 2022

Oil and natural gas properties, at cost	$9,903,713	$8,029,234
Construction in progress	-	460,306
Less: accumulated depletion	(212,853)	(184,658)
Oil and natural gas properties, net	9,690,860	8,304,882
Other property and equipment, at cost	201,565	127,542
Less: accumulated depreciation	(17,649)	(5,648)
Other property and equipment, net	183,916	121,894
Property and equipment, net	$9,874,776	$8,426,776

Property and equipment consisted of the following:

	September 30, 2022	September 30, 2021

Oil and natural gas properties, at cost	$8,029,234	$6,723,778
Construction in progress	460,306	-
Less: accumulated depletion	(184,658)	(84,803)
Oil and natural gas properties, net	8,304,882	6,638,975
Other property and equipment, at cost	127,542	-
Less: accumulated depreciation	(5,648)	-
Other property and equipment, net	121,894	-
Property and equipment, net	$8,426,776	$6,638,975